Income Taxes - Schedule of Deferred Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Tax Assets
Depreciation and amortization	$ 26,660	$ 28,948
Allowance for CECL	12,939	6,971
Inventory reserve	8,673	4,854
Loss carried forward	371
Valuation allowance	(371)
Deferred tax assets	$ 48,272	$ 40,773